Contigencies (Tables)	12 Months Ended
Aug. 31, 2019
Software License [Member]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum license payments under the license agreement at August 31, 2019, are as follows:

Years ended August 31,
2020	$922,000
2021	1,015,000
2022	817,000
Total minimum payments	$2,754,000

Operating Lease [Member]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum lease payments under non-cancelable operating leases at August 31, 2019, are as follows:

Years ended August 31,
2020	$382,000
2021	382,000
2022	319,000
Total minimum payments	$1,083,000